Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Income (Loss) from Discontinued Operations

	2013	2012	2011
	US$	US$	US$
Net Sales	—	53,885,407	43,485,638
Cost of goods sold	—	(44,386,508)	(40,658,730)

Gross profit	—	9,498,899	2,826,908
Selling, general and administrative expenses	—	(6,904,111)	(4,511,573)
Other operating loss	—	—	(31,990)

Operating profit (loss)	—	2,594,788	(1,716,655)
Interest expense, net	—	(2,403)	—
Other income (expense), net	725,773	(1,192,780)	(59,224)
Income tax expenses	—	(25,263)	—

Income (Loss) from discontinued operations	725,773	1,374,342	(1,775,879)